Segment Results (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of reportable segments information
The following represents selected information for the Company’s reportable segments for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	2017	2016	2015
Net revenues to external customers:
U.S. Branded - Specialty & Established Pharmaceuticals	$957,525	$1,166,294	$1,284,607
U.S. Branded - Sterile Injectables	750,471	576,399	114,719
U.S. Generic Pharmaceuticals	1,530,530	1,988,214	1,557,697
International Pharmaceuticals (1)	230,332	279,367	311,695
Total net revenues to external customers	$3,468,858	$4,010,274	$3,268,718
Adjusted income from continuing operations before income tax:
U.S. Branded - Specialty & Established Pharmaceuticals	$485,515	$553,806	$694,440
U.S. Branded - Sterile Injectables	563,103	426,170	76,627
U.S. Generic Pharmaceuticals	501,249	653,309	665,140
International Pharmaceuticals	58,308	84,337	81,789
Total segment adjusted income from continuing operations before income tax	$1,608,175	$1,717,622	$1,517,996
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(1)
Revenues generated by our International Pharmaceuticals segment are primarily attributable to external customers located in Canada and, prior to the sale of Litha on July 3, 2017 and Somar on October 25, 2017, South Africa and Latin America.

Schedule of reconciliations of consolidated loss from continuing operations before income tax
The table below provides reconciliations of our consolidated Loss from continuing operations before income tax, which is determined in accordance with U.S. GAAP, to our total segment adjusted income from continuing operations before income tax for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	2017	2016	2015
Total consolidated loss from continuing operations before income tax	$(1,483,004)	$(3,923,856)	$(1,437,864)
Interest expense, net	488,228	452,679	373,214
Corporate unallocated costs (1)	165,298	189,043	171,242
Amortization of intangible assets	773,766	876,451	561,302
Inventory step-up and certain manufacturing costs that will be eliminated pursuant to integration plans	390	125,699	249,464
Upfront and milestone payments to partners	9,483	8,330	16,155
Separation benefits and other cost reduction initiatives (2)	212,448	107,491	125,407
Impact of VOLTAREN® Gel generic competition	—	(7,750)	—
Acceleration of Auxilium employee equity awards at closing	—	—	37,603
Certain litigation-related and other contingencies, net (3)	185,990	23,950	37,082
Asset impairment charges (4)	1,154,376	3,781,165	1,140,709
Acquisition-related and integration items (5)	58,086	87,601	105,250
Loss on extinguishment of debt	51,734	—	67,484
Costs associated with unused financing commitments	—	—	78,352
Other-than-temporary impairment of equity investment	—	—	18,869
Foreign currency impact related to the remeasurement of intercompany debt instruments	(1,403)	366	(25,121)
Other, net	(7,217)	(3,547)	(1,152)
Total segment adjusted income from continuing operations before income tax	$1,608,175	$1,717,622	$1,517,996
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(1)	Amounts include certain corporate overhead costs, such as headcount and facility expenses and certain other income and expenses.

(2)
Amounts primarily relate to employee separation costs of $53.0 million, $57.9 million and $60.2 million in 2017, 2016 and 2015, respectively. Other amounts in 2017 include accelerated depreciation of $123.7 million, charges to increase excess inventory reserves of $13.7 million and other charges of $22.0 million, each of which related primarily to the 2017 U.S. Generic Pharmaceuticals Restructuring Initiative. Other amounts in 2016 primarily consist of charges to increase excess inventory reserves of $24.5 million and other restructuring costs of $25.1 million, consisting primarily of contract termination fees and building costs. Other amounts in 2015 primarily consist of $41.2 million of inventory write-offs and $13.3 million of building costs, including a $7.9 million charge recorded upon the cease use date of our Auxilium subsidiary’s former corporate headquarters. See Note 4. Restructuring for discussion of our material restructuring initiatives.

(3)	Amounts include adjustments for Litigation-related and other contingencies, net as further described in Note 14. Commitments and Contingencies.

(4)
Amounts primarily relate to charges to impair goodwill and intangible assets as further described in Note 10. Goodwill and Other Intangibles as well as charges to write down certain property, plant and equipment as further described in Note 4. Restructuring, Note 7. Fair Value Measurements and Note 9. Property, Plant and Equipment.

(5)
Amounts in 2017, 2016 and 2015 include costs directly associated with previous acquisitions of $8.1 million, $63.8 million and $170.9 million, respectively. In addition, in 2017 and 2016, there were charges due to changes in the fair value of contingent consideration of $49.9 million and $23.8 million, respectively. In 2015, there was a benefit due to changes in the fair value of contingent consideration of $65.6 million.

Schedule Of Additional Selected Financial Information For Reportable Segments
The following represents depreciation expense for our reportable segments for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	2017	2016	2015
U.S. Branded - Specialty & Established Pharmaceuticals	$16,957	$16,294	$19,884
U.S. Branded - Sterile Injectables	8,411	9,023	2,333
U.S. Generic Pharmaceuticals	174,652	70,816	26,860
International Pharmaceuticals	3,332	2,557	3,147
Corporate unallocated	6,647	8,168	7,674
Total depreciation expense	$209,999	$106,858	$59,898